Wells, Pipelines, Properties, Plant and Equipment, Net - Additional Information (Details) bbl in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($) bbl $ / $ $ / $	Dec. 31, 2024 MXN ($) bbl $ / $ $ / $	Dec. 31, 2023 MXN ($) bbl	Dec. 31, 2023 MXN ($) bbl	Dec. 31, 2023 MXN ($) bbl	Dec. 31, 2023 MXN ($) $ / $ bbl	Dec. 31, 2023 MXN ($) bbl $ / $	Dec. 31, 2022 $ / $ $ / $
Disclosure of detailed information about property, plant and equipment [line items]
Positive tax effect due to lower income in reserves				$ 13,167,592
Currency exchange rate | $ / $	17.9667
U.S
Disclosure of detailed information about property, plant and equipment [line items]
Currency exchange rate | $ / $	17.9667	20.2683
Exploration and Extraction (formerly Pemex Exploration and Production)
Disclosure of detailed information about property, plant and equipment [line items]
Exchange rate effect amount		$ 51,936,270		47,149,878
Average foreign exchange rate | $ / $						16.9220		19.4143
Refining
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | $ / $	17.9667	20.2683
Exploration and Extraction (formerly Pemex Exploration and Production)
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 12,597,956	$ 24,027,347		(2,353,077)
Positive effect from decrease in production	41,071,395	$ 246,736,694		73,989,335
Exchange rate effect amount	$ 29,807,328
Pre-tax discount rate	6.28%	10.86%			9.93%			9.31%
Positive tax effect due to lower income in reserves	$ 3,640,303
Negative effect from decrease in production	(35,165,415)
Effect of increase decrease in volume of crude oil	$ 4,360,188	$ 128,567,201		(45,517,214)
Average foreign exchange rate | $ / $	17.9667
Negative tax effect due to higher income	$ 22,395,467	37,710,685
Positive effect due to increase decrease in discount rate		$ 133,289,611		23,731,588
Positive effect due to lower transportation and distribution costs				$ 64,145,752
Useful life	25 years	25 years	25 years
Production forecast | bbl	6,915,000	6,965,000	7,082,000	7,082,000	7,082,000	7,082,000	7,082,000
Reversal of impairment (impairment), net	$ (742,160,818)	$ (376,490,172)		$ (260,366,967)
Exploration and Extraction (formerly Pemex Exploration and Production) | Aceite Terciario del Golfo, Lakach, Tamaulipas Constituciones and Tsimin Xux CGU's
Disclosure of detailed information about property, plant and equipment [line items]
Positive effect from decrease in production		$ 24,921,879
Exploration and Extraction (formerly Pemex Exploration and Production) | Exploration and Extraction (formerly Pemex Exploration and Production)
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | $ / $		20.2683
Industrial Processes (formerly part of Pemex Industrial Transformation)
Disclosure of detailed information about property, plant and equipment [line items]
Total	(1,115,093)
Pre-tax discount rate		14.75%
Reversal of impairment (impairment), net	$ (129,640,749)
Industrial Processes (formerly part of Pemex Industrial Transformation) | Refining
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	10.95%	14.75%
Estimated useful lives	12 years
Energy Transformation (formerly part of Pemex Industrial Transformation)
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 3,467,927
Reversal of impairment (impairment), net	$ (25,299,526)
Energy Transformation (formerly part of Pemex Industrial Transformation) | Gas
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	10.72%
Average foreign exchange rate | $ / $	17.9667
Estimated useful lives	8 years
Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
Total		$ (78,049,865)		(25,568,713)
Pre-tax discount rate					13.68%			14.16%
Reversal of impairment (impairment), net		$ (154,649,400)		(269,468,559)
Industrial Transformation | Refining
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate		14.75%			13.68%
Average foreign exchange rate						16.9220	16.9220	19.4143
Estimated useful lives		12 years	12 years
Industrial Transformation | Gas
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate		15.93%			12.25%
Average foreign exchange rate | $ / $		20.2683				16.9220
Estimated useful lives		7 years	6 years
Logistics as a part of Other Operating Subsidiary Companies (formerly Pemex Logistics)
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ (23,192,225)
Pre-tax discount rate		16.57%			14.80%
Total	$ 63,289,804	$ 66,363,740	$ 180,444,892	180,444,892	$ 180,444,892	$ 180,444,892	$ 180,444,892
Estimated useful lives	17 years
Reversal of impairment (impairment), net		$ 582,923		$ (612,906)
Logistics as a part of Other Operating Subsidiary Companies (formerly Pemex Logistics) | Vessel
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate		16.57%			14.80%			12.73%
Estimated useful lives		14 years	15 years
Logistics as a part of Other Operating Subsidiary Companies (formerly Pemex Logistics) | Pipelines
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	13.18%	16.57%			14.80%
Estimated useful lives		17 years	19 years